Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class A
Trading Symbol	STXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Western Asset Municipal High Income Fund returned 6.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	6.73	1.74	2.94
Class A (with sales charge)	2.77	0.86	2.49
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 334,615,471
Holdings Count | $ / shares	226	[1]
Advisory Fees Paid, Amount	$ 1,399,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class C
Trading Symbol	SMHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Western Asset Municipal High Income Fund returned 6.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	6.07	1.18	2.36
Class C (with sales charge)	5.07	1.18	2.36
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 334,615,471
Holdings Count | $ / shares	226	[2]
Advisory Fees Paid, Amount	$ 1,399,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class I
Trading Symbol	LMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$65	0.63%
[3]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class I shares of Western Asset Municipal High Income Fund returned 6.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 3.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning, particularly an overweight to longer maturities
↑	An overweight to lower investment-grade and below investment-grade quality cohorts
↑	An overweight to the industrial revenue sector and security selection in the transportation sector

Top detractors from performance:
↓	Duration positioning
↓	Select exposure within the electric utility sector
↓	An overweight to municipal cash equivalents
Use of derivatives and the impact on performance:
The Fund employed a modest U.S. Treasury futures position as a means to extend duration, as Treasury duration was priced more attractively than municipal duration, in the manager’s view. The position was a modest contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class I	6.86	1.92	3.11
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 334,615,471
Holdings Count | $ / shares	226	[4]
Advisory Fees Paid, Amount	$ 1,399,513
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$334,615,471
Total Number of Portfolio Holdings*	226
Total Management Fee Paid	$1,399,513
Portfolio Turnover Rate	20%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Robert E. Amodeo, David T. Fare, John Mooney, Michael C. Buchanan and Ryan K. Brist.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.